Description of the Plan (Details) - EBP 001	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 loan
EBP, Description of Plan [Line Items]
Maximum annual participant pre-tax contribution rate, as percentage of compensation (percent)		75.00%
Maximum annual participant Roth and / or after-tax contribution rate, as percentage of compensation (percent)		75.00%
Maximum loan period for participant loans used to acquire participant's principal dwelling unit		15 years
Spread on variable rate (percent)		1.00%
Number of loans that can be outstanding at any point in time		1
Maximum participant investment into Employer Stock as a percentage of contributions (percent)	10.00%
Limitation on exchanges of existing account balances exchanged into Employer Stock(percent)	10.00%
Threshold of total account balance invested in Employer Stock for which additional exchanges are permitted (percent)	10.00%
Minimum
EBP, Description of Plan [Line Items]
Loan term	12 months	12 months
Interest rate on participant loans (percent)		4.25%
Maximum
EBP, Description of Plan [Line Items]
Loan term	60 months	60 months
Interest rate on participant loans (percent)		9.50%
First 3% of annual compensation
EBP, Description of Plan [Line Items]
Company's safe harbor match (percent)		100.00%
Participant's elective before-tax and/or Roth deferrals as a percentage of annual compensation (percent)		3.00%
Next 2% of annual compensation
EBP, Description of Plan [Line Items]
Company's safe harbor match (percent)		50.00%
Participant's elective before-tax and/or Roth deferrals as a percentage of annual compensation (percent)		2.00%